Basis of Presentation and other significant accounting policies	12 Months Ended
Dec. 31, 2025
Basis of Presentation and other significant accounting policies [Abstract]
Basis of Presentation and other significant accounting policies	Note 2
Basis of Presentation and other significant accounting policies
2.1. Basis for preparation
The consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS Accounting Standards
(IFRS) as issued by the International Accounting Standards Board
(IASB) and as endorsed by the EU, as well as further requirements in the Danish Financial Statements Act.
The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. Areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements are further described in Note
2.4.
The consolidated financial statements are presented in euros and all values are rounded to the nearest thousand, except when otherwise indicated.
The accounting policies set out in the notes have been applied consistently in the preparation of the consolidated financial statements for all the years presented unless stated otherwise below.
Comparative figures
In December 2023, Cadeler and Eneti merged, and from this point in time the consolidated figures comprised Cadeler A/S and its
subsidiaries and Eneti and its subsidiaries (which are wholly owned by the Group). Therefore the activity of the Group is not fully comparable between 2025, 2024 and 2023. For further information on the subsidiaries of Cadeler A/S please refer to Note 29.
Materiality
Our Annual Report is structured around the principle of materiality, focusing on information that holds relevance for the users of the consolidated financial statements. These consolidated financial statements encompass numerous transactions, which are grouped into categories based on their nature or function. These categories are then presented in the consolidated financial statements as required by IFRS. When individual items are deemed immaterial, they are combined with other similar items in either the consolidated financial statements or the accompanying notes.
In line with IFRS guidelines we include the necessary disclosures, unless the information is considered immaterial to the economic decision-making of the users or is not applicable in the context of the consolidated financial statements.
Going concern assessment
The Company’s Board of Directors and Executive Directors, have at the time of approving the consolidated financial statements, assessed that the Group has adequate resources to continue as a going concern for at least 12 months after the balance sheet date.
Thus, the Group continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
European Single Electronic Format (ESEF)
As a group with securities listed on a regulated market within the EEA, Cadeler A/S is required to prepare its official Annual Report in the XHTML format and to tag the main consolidated financial statements using inline eXtensible Business Reporting Language (iXBRL) applying a specific ESEF taxonomy. The annual report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with the required technical files, all included in a ZIP file named cadeler-2025-12-31-en.zip.
As such, the Annual Report is both human- and machine-readable.
A separate assurance report on the iXBRL tagging of the consolidated financial statements is issued by
Cadeler's independent auditors and included on page 252. For general use, a PDF version of the Annual
Report is published in line with previous years.
2.2. General accounting policies
This section introduces accounting policies and significant accounting estimates and judgements. A more detailed description of accounting policies and significant estimates and judgements related to specific reported amounts is presented in the respective notes. The purpose is to provide transparency on the disclosed amounts and to describe the relevant accounting policy, significant estimates and numerical disclosure for each note.
Note 3 - Revenue recognition (including Deferred revenue)
Note 4 - Cost of sales and administrative expenses
Note 5 - Net other operating income and expenses
Note 6 - Employee compensation
Note 7 - Long term incentive programmes
Note 9 - Financial income and expenses
Note 10 - Income taxes
Note 11 - Earnings per share (EPS)
Note 12 - Intangible Assets (including Goodwill)
Note 13 - Property, plant and equipment (including Borrowing costs and Impairment of non- financial assets)
Note 14 - Right-of-use assets and lease liabilities
Note 15 - Inventories
Note 16 - Trade and Other Receivables
Note 18 - Cash and cash equivalents
Note 20 - Provisions, Trade and other payables
Note 22 - Issued Share capital
Note 23 - Lease liabilities
Note 24 - Derivatives and hedge accounting
Note 25 - Financial liabilities
Note 26 - Business combinations
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Principles of consolidation
The consolidated financial statements include the Parent Company,
Cadeler A/S, and all enterprises over which the Parent Company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements of the Group are composed of the financial statements of the Company Cadeler A/S and its subsidiaries (which are wholly owned by the Parent Company, Cadeler A/S).
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between Group enterprises are eliminated in full on consolidation.
Currency translation
The financial statements are presented in euro (EUR), which is also the functional currency of the parent company. For each entity in the
Group, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.
As of 1 January 2025, all entities of the former Eneti Group have changed their functional currency from USD to EUR. The change is driven by Cadeler’s acquisition of the former Eneti Group at the end of 2023 followed by changes to the financing, organisation and activities whereby it is Management’s assessment that the primary economic environment in which each of the entities operates has changed to be mainly denominated in EUR. Accordingly,
management has determined that EUR is the new functional currency that will most faithfully reflect the underlying transactions, events and conditions relevant to the entities following the acquisition. The amount recognised in other comprehensive income is not reclassified to profit or loss until disposal of the operation.
As some of the Group entities are conducting business in an
international environment, management has applied judgement to determine the primary economic environment considering that the underlying transactions, events and conditions.
Transactions in a currency other than the EUR (“foreign currency”) are translated into EUR using the exchange rates at the dates of the transactions. Foreign exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet are recognised in profit or loss. Non-
monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.
Foreign exchange gains and losses impacting profit or loss are presented in the statement of profit or loss within financial income or financial expenses.
Other reserves and retained earnings
Other reserves include hedging reserves, cost of hedging reserves, and foreign currency translation reserves. Hedging reserves reflect the changes in the fair value of derivative financial instruments designated as cash flow hedges. Cost of hedging reserves include the time value of options and other costs associated with hedging activities. Foreign currency translation reserves include the cumulative translation adjustments (CTA), which arise from the conversion of the financial statements of foreign operations into the reporting currency.
Retained earnings include results from previous periods, changes to equity arising from business combination purchase price, and share-
based payments.
Statement of cash flows
The statement of cash flows shows the Group’s cash flows for the year, classified as operating, investing and financing activities, net changes for the year in cash and cash equivalents as well as the
Group’s cash and cash equivalents at the beginning and end of the year.
Positive amounts indicate cash inflows, whereas negative amounts indicate cash outflows.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Cash flows from operating activities
Cash flows from operating activities are stated as the profit or loss for the year adjusted for non-cash operating items such as depreciation, changes in working capital and income tax paid or received. Working capital includes current assets less current liabilities, excluding cash and cash equivalents and interest income.
Cash flows from investing activities
Cash flows from investing activities comprise cash flows from the acquisition and sale of non-current assets and businesses. Cash flows from restricted cash are presented within investing activities.
Cash flows from financing activities
Cash flows from financing activities comprise cash flows from instalments on lease liabilities, and interest paid as well as proceeds from the issue of shares, restricted cash, treasury shares and debt as well as the prepayment of borrowings.
2.3. Changes in accounting policies and disclosures
2.3.1. New accounting policies and disclosures
The Group has adopted standards and interpretations effective as of
1 January 2025. Adoption of new, amended standards and
interpretations had no material impact on the Group’s consolidated financial statements.
2.3.2. Standards issued but not yet effective
IASB has issued several new and amended accounting standards
(IFRS) and interpretations (IFRS IC). The Group has assessed these new and amended accounting standards and interpretations, and does not anticipate any of them to have any material impact on recognition or measurement in the consolidated financial statements.
IFRS 18 Presentation and Disclosure in Financial Statements, which was issued in April 2024, becomes effective for reporting periods beginning on or after 1 January 2027 and replaces IAS 1 Presentation of Financial Statements.
The implementation will affect the presentation of the consolidated statement of profit or loss with the introduction of specified categories and specified sub totals. The changed presentation will result in certain items being classified differently, such as foreign exchange adjustments and interest income. These items will be classified in the category as the related income and expense arise,
e.g. foreign exchange adjustments related to accounts payables or receivables will be classified in the operating category and interest income and foreign exchange adjustments arising from cash and cash equivalents will be classified in the investing category. The reported net results will not be affected. The implementation is also expected to impact the presentation of statement of financial position with goodwill being presented as a separate line item, the starting point of the statement of cash flows changing to operating profit or loss and the disclosures related to management defined performance measures (MPM).
The Group is currently working to further identify and analyse the implications on the consolidated financial statements. Our
interpretation of the application may evolve as additional guidance will become available.
The Group expects to adopt the accounting standards and
interpretations as they become mandatory.
2.4. Material accounting judgements, estimates and
assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and
assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group has based its assumptions and estimates on
parameters available when the consolidated financial statements were authorised for issuance. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that are beyond the control of the Group.
Such changes are reflected in the assumptions when they occur.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Material estimates
Useful life of vessels
The estimation made regarding the useful life of the O-class vessels has been based on, among other things, an analysis made by an external expert. The determined fatigue analysis is based on the technical specification of the WTIV and comparable vessels. The useful life of the vessels is estimated at 25 years.
In 2020, the Group acquired the above mentioned vessels which had already been in use for eight years. Therefore, the remaining useful life of these vessels is estimated at 17 years for all components except the jacking system and the main crane. These components have a remaining useful life of three years from the acquisition of the vessels.
In 2024, the main crane of these vessels underwent an upgrade. The old main crane was disposed of, and the new main crane was
capitalised, with its useful life set to align with the remaining useful life of the vessels.
In 2023, as part of the business combination, the Group acquired two additional vessels. One of these vessels was delivered in 2015 and the other in 2012. Similar to the vessels acquired in 2020, the estimated useful life of these vessels, 25 years when first acquired, depends on initial delivery. Therefore, their remaining useful lives at acquisition date were assessed to be 17 and 14 years respectively, and all components will have the same useful life. Depreciation will be calculated over the remaining useful life of these vessels.
The estimation made regarding the useful life of New Builds has been based on an internal technical analysis based on the technical specification of the vessel and validated by an external expert. The useful life of each New Build Vessel is estimated at 25 years.
The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate. No changes were made during 2025. For further information, refer to Note 13.
Income tax
Pillar Two tax effects
In October 2021, more than 130 countries agreed on a two-pillar approach to reform the international tax system. The Pillar Two rules are designed to ensure that multinational corporations with EUR 750 million or more in annual revenue pay a minimum effective corporate tax rate of 15% on income received in each jurisdiction in which they operate.
The principal jurisdictions in which the Group may be exposed to additional taxation under Pillar Two include Denmark, the United
Kingdom, and Cyprus, all of which have enacted legislation
implementing these rules. However, this legislation does not currently apply to the Group, as its consolidated revenue is lower than EUR 750 million.
The Group continues to assess and monitor the potential future impact of the Pillar Two rules on its business. Based on the Group’s initial assessment, a portion of its future income in these jurisdictions may be subject to top-up tax under the new rules, noting that international shipping income is excluded from the calculation of
GloBE income under Pillar Two, and certain other exclusions may also apply.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Impairment of non-financial assets
Management is responsible for the identification of internal and external indicators of impairment related to non-financial assets. If an indicator of impairment is identified, assessment of whether an impairment test is required will be conducted.
The recoverable amount depends on the fair value less cost of disposal, and the value in use which is impacted by the discount rate used in the DCF model as well as future cash in-flows and growth rate assumptions. For further information please refer to Note 12.
Material judgements
Identification of CGU for the purpose of goodwill impairment
For the purpose of goodwill impairment, management has assessed that Cadeler has two cash generating units (CGUs), consisting of:
•the transport and installation of wind turbine generators
and foundation installation vessels (WTGFIVs) and
•O&MV
The wind turbine generators and foundations vessels (WTGFIV) CGU is comprised of the Cadeler vessel class covering the O-Class, P-Class,
M-Class and A-Class and Wind Scylla vessels, which are largely interchangeable, and the cash flows generated by them are
interdependent. These vessels are operated collectively, employed interchangeably, and actively managed to meet the needs of our customers in that market. The O&M CGU is comprised of the two vessels Wind Zaratan and Wind Keeper, which have different
specifications and generate cash flows that are independent and separable from the other vessels.
Revenue recognition
Judgement is applied when determining whether a contract contains one or more performance obligations. Judgement is applied as complexities arise when multiple types of promises to the customer are bundled.
Evaluating the criteria for revenue recognition requires
management's judgement to identify and assess the performance obligations within a contract. This includes assessing the nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.
In contracts where multiple activities are bundled, judgement is applied in the determination of the most appropriate recognition method and the most appropriate measure of progress. Both
judgements have a primary impact on the timing and amount of revenue to be recognised.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Evaluating the application of the criteria for revenue recognition for contracts with customers requires management's judgement to
assess and determine the following:
•Identification of performance obligations within the
contract, including assessing their nature and determining
whether they are distinct or should be combined, as well as
whether they are satisfied over time or at a point in time.
•Determination of the transaction price, including an
assessment of variable consideration in the contract.
•In contracts where multiple performance obligation are
bundled, the allocation of the transaction price to
performance obligations in order to determine the stand-
alone selling price of each performance obligation identified in the contract using key assumptions that may include
observable market inputs and expected margin in the
activities.
Macroeconomic factors and climate risks
As part of its commitment to transparency and risk management,
Cadeler recognises the significance of macroeconomic factors and climate risks in financial evaluations. These factors are integral to assessing the useful lives and residual values of assets and conducting Discounted Cash Flow (DCF) analyses for impairment testing. Operating within the offshore wind installation sector,
Cadeler’s fleet supports the energy transition, a key driver of long-
term demand.
Management has evaluated climate-related risks, including regulatory developments, technological advancements, and market shifts, and does not currently identify indicators requiring changes to the
Group’s depreciation assumptions, residual values, or impairment outlook. The Group’s vessels are designed to accommodate evolving industry requirements, mitigating the risk of obsolescence from climate policies or emissions regulations.
Cadeler’s assessment considers potential financial impacts of climate-
related risks, including operational disruptions from extreme weather, supply chain vulnerabilities, and shifting industry standards. While climate risks could influence project timing or infrastructure investments, there is no evidence suggesting a material impact on asset valuations. The useful life of the Group’s vessels is reviewed regularly considering emerging industry trends, and current market conditions support the expectation that our assets will continue to generate economic benefits as planned. Additionally, ongoing investments in modern, upgradeable vessels enhance adaptability to future regulatory changes, further supporting our financial
assumptions.
Beyond climate risks, Cadeler monitors broader macroeconomic conditions, including inflationary pressures, interest rate fluctuations, and geopolitical uncertainties that may impact operations. The international macroeconomic situation is currently characterised by material uncertainty, mainly due to the elevated levels of public debt in many of the leading global economies, increasing interest and inflation rates, the war in Ukraine, the imposition of sanctions against
Russia, conflict in the Middle East, European energy crises and global supply-chain constraints. Over the past year, the sector has experienced continued negative sentiment and political headwinds in the United States. The energy sector remains subject to volatility due to regulatory shifts, oil prices and economic developments, and we remain proactive in integrating these factors into financial evaluations. Through continuous assessment and review, we ensure that our accounting policies reflect a comprehensive understanding of macroeconomic and climate-related risks, maintaining a robust approach to financial reporting and impairment analyses. For further information on the risks to which Cadeler is exposed, refer to the
Financial review.